LVIP Delaware Bond Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.16%
•Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	63,116	$ 72,009
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	488,802	545,990
Series 2017-40 GZ 3.50% 5/25/47	2,839,793	3,042,652
Series 2017-77 HZ 3.50% 10/25/47	2,556,620	2,622,514
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	2,477,769	2,542,034
♦•Freddie Mac Structured Pass-Through Certificates Series T-58 2A 6.50% 9/25/43	234,045	272,144
GNMA
Series 2013-113 LY 3.00% 5/20/43	1,113,000	1,173,300
Series 2017-163 ZK 3.50% 11/20/47	949,159	1,027,008
Series 2017-34 DY 3.50% 3/20/47	1,191,000	1,262,532
Total Agency Collateralized Mortgage Obligations (Cost $11,579,153)		12,560,183
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.21%
•FREMF Mortgage Trust
Series 2012-K18 B 4.32% 1/25/45	4,500,000	4,541,652
Series 2012-K22 B 3.81% 8/25/45	7,781,000	7,974,804
Series 2014-K717 C 3.70% 11/25/47	47,146	47,103
Series 2017-K71 B 3.88% 11/25/50	2,990,000	3,259,721
Total Agency Commercial Mortgage-Backed Securities (Cost $15,530,745)		15,823,280
AGENCY MORTGAGE-BACKED SECURITIES–23.62%
Fannie Mae S.F. 15 yr
2.00% 3/1/36	39,029,543	40,439,274
2.50% 8/1/35	2,306,917	2,404,311
Fannie Mae S.F. 20 yr
2.00% 1/1/41	7,654,032	7,760,618
2.00% 3/1/41	18,434,724	18,691,434
2.00% 4/1/41	8,201,959	8,292,432
2.00% 5/1/41	8,177,801	8,306,853
2.50% 8/1/40	5,151,078	5,324,677
3.00% 12/1/37	14,791,757	15,552,512
3.00% 1/1/38	17,268,018	18,218,346
Fannie Mae S.F. 30 yr
2.00% 11/1/50	22,009,141	22,205,841
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.00% 12/1/50	19,951,129	$ 20,102,028
2.00% 1/1/51	26,221,453	26,325,059
2.00% 2/1/51	25,372,726	25,562,899
2.00% 3/1/51	33,780,593	33,901,311
2.00% 5/1/51	7,418,799	7,452,749
2.00% 6/1/51	1,891,528	1,908,518
2.00% 8/1/51	8,782,734	8,861,355
2.50% 9/1/50	31,251,058	32,556,459
2.50% 10/1/50	8,514,247	8,834,891
2.50% 11/1/50	66,815,572	68,999,160
2.50% 1/1/51	21,067,996	21,741,296
2.50% 5/1/51	13,665,279	14,112,700
2.50% 6/1/51	10,220,080	10,623,323
2.50% 7/1/51	85,016,361	87,817,275
2.50% 8/1/51	47,202,951	49,072,956
2.50% 9/1/51	29,848,165	30,821,485
3.00% 6/1/45	639,785	691,344
3.00% 4/1/46	3,179,384	3,364,865
3.00% 8/1/46	1,837,071	1,968,201
3.00% 11/1/46	514,202	543,422
3.00% 4/1/47	28,930	30,670
3.00% 10/1/47	86,223	88,820
3.00% 12/1/47	3,611,278	3,808,744
3.00% 2/1/48	31,014,402	33,284,401
3.00% 3/1/48	24,036,318	25,531,700
3.00% 11/1/48	4,541,577	4,800,092
3.00% 11/1/49	1,936,264	2,078,861
3.00% 12/1/49	26,916,635	28,640,392
3.00% 2/1/50	1,815,003	1,846,509
3.00% 7/1/50	11,495,024	12,134,616
3.00% 8/1/50	13,585,880	14,271,696
3.00% 5/1/51	4,019,651	4,275,694
3.00% 7/1/51	22,833,204	24,256,458
3.00% 2/1/57	76,606	82,822
3.50% 12/1/47	3,136,703	3,340,284
3.50% 1/1/48	12,802,704	13,621,721
3.50% 2/1/48	20,764,304	22,536,694
3.50% 7/1/48	2,624,674	2,788,828
3.50% 11/1/48	11,156,302	11,872,518
3.50% 1/1/50	10,670,095	11,288,049
3.50% 3/1/50	5,260,206	5,622,249
3.50% 9/1/50	8,871,866	9,764,855
3.50% 6/1/51	26,356,132	28,170,779
3.50% 8/1/51	6,325,825	6,726,258
4.00% 6/1/48	18,166,132	19,914,966
4.00% 10/1/48	16,828,006	18,614,800
4.00% 1/1/50	5,673,295	6,242,371
4.50% 6/1/40	1,019,706	1,142,541
4.50% 7/1/40	1,336,411	1,445,715
4.50% 11/1/40	24,136	26,960
4.50% 1/1/41	9,689	10,826
4.50% 2/1/41	3,552,945	3,941,421
4.50% 8/1/41	3,366,777	3,785,200
4.50% 2/1/44	15,114,107	16,773,667
LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 4/1/44	685,554	$ 770,174
4.50% 8/1/44	191	214
4.50% 10/1/45	5,413,661	6,041,378
4.50% 2/1/46	43,404,639	48,280,745
4.50% 5/1/46	16,129,630	18,057,577
4.50% 4/1/48	30,643,462	34,314,315
4.50% 12/1/48	6,309,349	6,804,835
4.50% 1/1/49	21,775,565	24,064,088
4.50% 2/1/49	4,118,508	4,564,163
4.50% 5/1/49	393,976	429,964
4.50% 9/1/49	5,679,062	6,231,086
4.50% 1/1/50	6,915,808	7,564,253
5.00% 7/1/47	6,873,285	7,850,789
5.00% 6/1/48	36,459	40,201
5.50% 5/1/44	78,109,575	90,612,335
6.00% 6/1/41	7,704,220	9,065,942
6.00% 7/1/41	27,849,346	32,880,946
6.00% 1/1/42	5,819,031	6,865,006
Fannie Mae S.F. 30 yr TBA
2.00% 10/14/51	63,513,000	63,684,188
2.50% 10/14/51	60,798,000	62,686,063
Freddie Mac S.F. 15 yr
1.50% 3/1/36	28,070,152	28,417,825
2.00% 12/1/35	28,797,661	29,893,479
Freddie Mac S.F. 20 yr
2.00% 3/1/41	20,643,497	20,930,965
2.00% 4/1/41	18,701,710	18,996,851
2.50% 11/1/36	1,716,648	1,776,994
Freddie Mac S.F. 30 yr
2.00% 11/1/50	4,297,060	4,341,283
2.00% 12/1/50	25,921,428	25,893,723
2.00% 9/1/51	30,803,847	30,954,371
2.50% 7/1/50	6,853,575	7,135,189
2.50% 10/1/50	19,109,543	19,921,647
2.50% 11/1/50	15,582,249	16,159,020
2.50% 2/1/51	10,080,722	10,510,350
2.50% 3/1/51	4,131,844	4,289,120
3.00% 8/1/48	6,387,633	6,823,852
3.00% 12/1/49	4,047,439	4,260,499
3.00% 1/1/50	4,201,276	4,427,360
3.00% 12/1/50	2,547,702	2,728,417
3.00% 8/1/51	9,867,583	10,512,172
3.50% 2/1/47	15,557,184	16,879,958
3.50% 11/1/48	27,726,790	30,291,521
4.00% 10/1/47	12,060,563	12,940,795
4.50% 3/1/42	2,106,742	2,352,697
4.50% 7/1/45	18,393,358	20,540,151
4.50% 12/1/45	1,096,305	1,228,251
4.50% 12/1/48	26,156,556	28,546,456
4.50% 3/1/49	4,202,266	4,574,818
4.50% 4/1/49	9,159,797	10,066,414
4.50% 8/1/49	11,828,453	13,164,332
5.00% 10/1/48	5,682,091	6,254,547
5.50% 9/1/41	13,498,331	15,709,909
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 5/1/39	159,011	$ 185,394
GNMA I S.F. 30 yr 3.00% 3/15/50	3,558,363	3,715,770
GNMA II S.F. 30 yr
3.00% 8/20/50	6,530,572	6,946,947
3.00% 5/20/51	19,421,559	20,315,688
5.50% 5/20/37	384,942	447,104
Total Agency Mortgage-Backed Securities (Cost $1,798,816,824)		1,818,161,902
CORPORATE BONDS–31.24%
Aerospace & Defense–0.47%
Boeing 3.75% 2/1/50	12,885,000	13,005,195
Lockheed Martin 1.85% 6/15/30	3,000,000	2,985,171
Teledyne Technologies
2.25% 4/1/28	10,470,000	10,663,464
2.75% 4/1/31	9,665,000	9,887,275
		36,541,105
Agriculture–0.18%
BAT Capital 2.26% 3/25/28	8,915,000	8,848,353
BAT International Finance 1.67% 3/25/26	5,350,000	5,352,980
		14,201,333
Airlines–0.42%
Delta Air Lines 7.00% 5/1/25	9,182,000	10,708,508
Southwest Airlines
5.13% 6/15/27	12,047,000	14,088,677
5.25% 5/4/25	1,635,000	1,846,071
♦United Airlines Pass Through Trust
3.75% 3/3/28	3,659,698	3,848,685
4.00% 10/11/27	1,549,995	1,635,969
		32,127,910
Auto Manufacturers–0.80%
Ford Motor Credit 2.90% 2/16/28	4,180,000	4,174,775
General Motors
5.40% 10/2/23	3,300,000	3,598,844
6.13% 10/1/25	3,300,000	3,866,581
6.60% 4/1/36	9,537,000	12,802,087
General Motors Financial
4.35% 4/9/25	16,530,000	18,150,297
5.25% 3/1/26	12,791,000	14,616,970
μ5.70% 3/31/36	3,820,000	4,397,775
		61,607,329
Auto Parts & Equipment–0.05%
Nemak 3.63% 6/28/31	4,140,000	4,093,425
		4,093,425

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks–6.77%
Banco Nacional de Panama 2.50% 8/11/30	6,390,000	$ 6,128,010
μBanco Santander Mexico 5.95% 10/1/28	4,999,000	5,336,432
μBangkok Bank 3.73% 9/25/34	11,340,000	11,565,099
μBank of America
2.09% 6/14/29	9,225,000	9,210,195
2.48% 9/21/36	47,910,000	46,961,922
μBank of New York Mellon 4.70% 10/2/25	13,010,000	14,278,475
Barclays
μ2.67% 3/10/32	5,920,000	5,942,406
μ3.81% 3/10/42	10,620,000	11,271,485
5.20% 5/12/26	6,800,000	7,774,848
BBVA Bancomer 6.75% 9/30/22	15,252,000	16,040,071
BBVA USA 3.88% 4/10/25	6,913,000	7,545,596
μCitigroup 4.00% 3/1/24	2,980,000	3,087,876
Credit Agricole 2.81% 1/11/41	22,232,000	21,214,831
μCredit Suisse Group
2.59% 9/11/25	10,630,000	11,019,546
3.87% 1/12/29	3,985,000	4,349,364
4.19% 4/1/31	8,155,000	9,134,000
4.50% 9/3/30	4,585,000	4,493,300
5.25% 2/11/27	4,425,000	4,629,656
7.25% 1/14/30	4,160,000	4,611,152
μDeutsche Bank
3.55% 9/18/31	8,885,000	9,481,374
3.73% 1/14/32	12,485,000	12,890,570
μGoldman Sachs Group 1.54% 9/10/27	37,155,000	37,006,281
μJPMorgan Chase & Co.
1.47% 9/22/27	2,375,000	2,359,803
2.58% 4/22/32	16,705,000	16,936,665
3.33% 4/22/52	4,100,000	4,294,984
4.02% 12/5/24	22,130,000	23,703,010
4.60% 5/25/47	6,300,000	6,441,750
Morgan Stanley
μ2.48% 9/16/36	14,723,000	14,409,792
μ3.62% 4/1/31	8,805,000	9,704,573
5.00% 11/24/25	8,756,000	10,009,326
μNBK SPC 1.63% 9/15/27	7,985,000	7,885,187
PNC Bank
2.70% 11/1/22	4,720,000	4,832,600
4.05% 7/26/28	7,075,000	8,059,891
SVB Financial Group
1.80% 2/2/31	4,000,000	3,838,341
μ4.00% 11/30/24	12,215,000	12,520,375
Truist Bank
μ2.64% 9/17/29	21,981,000	22,978,278
3.00% 2/2/23	3,790,000	3,918,650
3.30% 5/15/26	7,220,000	7,858,777
Truist Financial
μ1.89% 6/7/29	13,720,000	13,706,634
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Truist Financial (continued)
2.70% 1/27/22	1,645,000	$ 1,654,560
μ4.95% 4/25/56	7,095,000	7,750,010
U.S. Bancorp
1.45% 5/12/25	7,585,000	7,706,478
3.38% 2/5/24	10,550,000	11,214,250
3.60% 9/11/24	11,522,000	12,482,912
3.95% 11/17/25	6,220,000	6,931,120
U.S. Bank 3.40% 7/24/23	4,810,000	5,067,036
UBS Group
μ1.36% 1/30/27	2,185,000	2,164,631
4.13% 9/24/25	6,980,000	7,711,392
7.63% 8/17/22	12,000,000	12,714,021
μWells Fargo & Co. 3.90% 1/31/31	8,190,000	8,445,937
		521,273,472
Beverages–0.65%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	11,740,000	12,876,687
4.50% 6/1/50	18,705,000	22,328,563
4.70% 2/1/36	12,072,000	14,588,296
		49,793,546
Biotechnology–0.70%
Amgen
2.00% 1/15/32	5,095,000	4,899,722
2.80% 8/15/41	23,590,000	22,794,022
Biogen 3.15% 5/1/50	3,800,000	3,621,914
Gilead Sciences 4.15% 3/1/47	10,230,000	11,969,807
Regeneron Pharmaceuticals
1.75% 9/15/30	4,315,000	4,104,975
2.80% 9/15/50	3,071,000	2,835,293
Royalty Pharma 1.75% 9/2/27	3,445,000	3,430,102
		53,655,835
Building Materials–0.04%
Standard Industries 3.38% 1/15/31	3,120,000	2,969,304
		2,969,304
Chemicals–1.05%
GC Treasury Center 4.30% 3/18/51	3,030,000	3,322,282
International Flavors & Fragrances 3.27% 11/15/40	6,865,000	7,094,741
LyondellBasell Industries 4.63% 2/26/55	10,171,000	12,272,230
Nutrien 2.95% 5/13/30	15,380,000	16,235,895
OCP
4.50% 10/22/25	10,150,000	10,883,439
5.13% 6/23/51	4,285,000	4,242,150
6.88% 4/25/44	0	0

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Westlake Chemical 3.13% 8/15/51	28,130,000	$ 26,537,124
		80,587,861
Commercial Services–0.39%
Ashtead Capital
1.50% 8/12/26	3,150,000	3,117,314
2.45% 8/12/31	2,960,000	2,909,787
Global Payments 2.65% 2/15/25	11,181,000	11,686,484
Hutama Karya Persero 3.75% 5/11/30	9,070,000	9,791,795
International Container Terminal Services 4.75% 6/17/30	2,000,000	2,227,002
		29,732,382
Computers–0.13%
International Business Machines 3.00% 5/15/24	9,095,000	9,647,811
		9,647,811
Diversified Financial Services–1.48%
AerCap Ireland Capital
1.75% 1/30/26	3,245,000	3,211,851
3.65% 7/21/27	6,003,000	6,376,547
4.50% 9/15/23	2,295,000	2,445,113
4.63% 10/15/27	3,855,000	4,298,297
6.50% 7/15/25	3,035,000	3,518,784
Air Lease
2.88% 1/15/26	10,120,000	10,574,343
3.00% 2/1/30	9,220,000	9,355,587
3.38% 7/1/25	3,290,000	3,493,825
μAlly Financial 4.70% 10/15/27	6,460,000	6,723,891
μCharles Schwab
4.00% 8/2/28	5,965,000	6,218,512
5.38% 5/13/28	14,935,000	16,596,519
DAE Sukuk DIFC 3.75% 2/15/26	4,468,000	4,706,815
Jefferies Group
4.15% 1/23/30	2,335,000	2,626,325
6.45% 6/8/27	1,766,000	2,200,624
6.50% 1/20/43	5,130,000	7,117,480
Nuveen Finance 4.13% 11/1/24	22,109,000	24,293,870
		113,758,383
Electric–2.79%
Adani Electricity Mumbai 3.95% 2/12/30	7,000,000	6,982,637
AEP Texas
3.45% 1/15/50	1,805,000	1,862,897
4.15% 5/1/49	1,530,000	1,759,660
Alfa Desarrollo 4.55% 9/27/51	4,195,000	4,092,223
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
American Transmission Systems 5.25% 1/15/22	7,401,000	$ 7,493,332
Appalachian Power 3.70% 5/1/50	2,410,000	2,623,158
Atlantic City Electric 4.00% 10/15/28	1,695,000	1,920,055
Cleveland Electric Illuminating 5.50% 8/15/24	3,017,000	3,397,174
Comision Federal de Electricidad 4.75% 2/23/27	3,093,000	3,464,160
μDuke Energy 4.88% 10/23/23	10,460,000	11,179,125
Duke Energy Indiana
2.75% 4/1/50	11,495,000	10,994,229
3.25% 10/1/49	4,095,000	4,237,353
Enel Finance International
1.88% 7/12/28	3,695,000	3,679,842
2.25% 7/12/31	3,435,000	3,389,411
2.88% 7/12/41	11,800,000	11,496,033
Engie Energia Chile 3.40% 1/28/30	3,450,000	3,544,875
Entergy Arkansas 4.20% 4/1/49	10,450,000	12,620,816
Entergy Louisiana 4.00% 3/15/33	435,000	499,981
Entergy Mississippi 3.85% 6/1/49	975,000	1,107,931
Entergy Texas 3.55% 9/30/49	3,560,000	3,786,051
Evergy Kansas Central 3.45% 4/15/50	5,975,000	6,398,733
Evergy Metro 3.65% 8/15/25	10,103,000	10,962,646
Infraestructura Energetica Nova 3.75% 1/14/28	7,096,000	7,654,810
Louisville Gas and Electric 4.25% 4/1/49	2,505,000	3,022,040
Oglethorpe Power 3.75% 8/1/50	6,504,000	6,912,023
Pacific Gas and Electric
2.10% 8/1/27	2,420,000	2,361,699
2.50% 2/1/31	3,600,000	3,426,397
3.25% 6/1/31	2,220,000	2,211,933
3.30% 8/1/40	17,818,000	16,441,004
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13% 5/15/27	8,659,000	9,384,191
PG&E 5.25% 7/1/30	2,250,000	2,303,438
μSempra Energy 4.88% 11/20/29	5,160,000	5,598,600
Southern California Edison
3.65% 2/1/50	240,000	245,197
4.00% 4/1/47	3,505,000	3,758,573
4.88% 3/1/49	11,850,000	14,148,677
Southwestern Electric Power 4.10% 9/15/28	17,845,000	20,134,385

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Trans-Allegheny Interstate Line 3.85% 6/1/25	1,000	$ 1,074
		215,096,363
Engineering & Construction–0.17%
Cellnex Finance 3.88% 7/7/41	13,460,000	13,220,547
		13,220,547
Forest Products & Paper–0.41%
Georgia-Pacific
2.10% 4/30/27	2,715,000	2,794,377
2.30% 4/30/30	9,910,000	10,089,555
8.00% 1/15/24	16,242,000	18,941,649
		31,825,581
Gas–0.21%
Brooklyn Union Gas 3.87% 3/4/29	14,885,000	16,258,429
		16,258,429
Health Care Products–0.22%
Thermo Fisher Scientific 2.80% 10/15/41	17,110,000	17,066,415
		17,066,415
Health Care Services–0.06%
HCA 3.50% 9/1/30	4,250,000	4,502,408
		4,502,408
Insurance–0.69%
Aon 2.90% 8/23/51	12,560,000	12,105,181
Arthur J Gallagher & Co. 3.50% 5/20/51	10,367,000	11,099,816
Brighthouse Financial
4.70% 6/22/47	5,027,000	5,684,422
5.63% 5/15/30	4,095,000	4,943,364
μMetLife 3.85% 10/15/28	8,690,000	9,081,050
Prudential Financial 3.70% 3/13/51	8,920,000	10,165,738
		53,079,571
Internet–0.05%
Prosus 3.83% 2/8/51	4,305,000	3,918,542
		3,918,542
Iron & Steel–0.21%
Vale Overseas 3.75% 7/8/30	15,765,000	16,331,752
		16,331,752
Machinery Diversified–0.15%
Otis Worldwide
3.11% 2/15/40	6,139,000	6,292,478
3.36% 2/15/50	4,710,000	4,927,135
		11,219,613
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–2.34%
AMC Networks 4.25% 2/15/29	5,000,000	$ 4,975,000
CCO Holdings 4.25% 2/1/31	4,000,000	4,069,400
Charter Communications Operating
4.40% 12/1/61	22,189,000	23,075,672
4.46% 7/23/22	10,585,000	10,853,938
4.91% 7/23/25	1,815,000	2,041,194
Comcast
3.20% 7/15/36	4,770,000	5,080,358
3.70% 4/15/24	17,910,000	19,262,423
CSC Holdings 4.63% 12/1/30	4,965,000	4,706,696
Discovery Communications 4.00% 9/15/55	32,440,000	33,922,464
Sirius XM Radio 5.00% 8/1/27	3,680,000	3,845,600
Time Warner Cable
6.75% 6/15/39	6,015,000	8,232,650
7.30% 7/1/38	14,595,000	20,936,864
Time Warner Entertainment 8.38% 3/15/23	7,690,000	8,542,360
ViacomCBS
4.38% 3/15/43	17,115,000	19,578,875
4.95% 1/15/31	9,475,000	11,319,327
		180,442,821
Mining–0.43%
Minera Mexico 4.50% 1/26/50	5,895,000	6,528,712
Newmont
2.25% 10/1/30	6,280,000	6,246,953
2.80% 10/1/29	19,540,000	20,322,904
		33,098,569
Oil & Gas–1.30%
μBP Capital Markets 4.88% 8/12/31	5,850,000	6,430,672
Cenovus Energy
2.65% 1/15/32	1,630,000	1,599,186
3.75% 2/15/52	2,320,000	2,254,450
Chevron 3.90% 11/15/24	7,680,000	8,385,593
Equinor 1.75% 1/22/26	3,255,000	3,334,859
KazMunayGas National 5.75% 4/19/47	4,562,000	5,473,852
Lukoil Securities 3.88% 5/6/30	11,610,000	12,205,593
Marathon Oil 4.40% 7/15/27	23,510,000	26,408,313
Petroleos Mexicanos 6.75% 9/21/47	10,000,000	8,721,650
PTTEP Treasury Center 2.59% 6/10/27	8,712,000	9,007,103
Qatar Petroleum
2.25% 7/12/31	2,800,000	2,773,120
3.30% 7/12/51	2,000,000	2,020,000
Saudi Arabian Oil 4.25% 4/16/39	3,315,000	3,716,579

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Tengizchevroil Finance International 2.63% 8/15/25	7,694,000	$ 7,844,033
		100,175,003
Pharmaceuticals–2.01%
AbbVie
2.95% 11/21/26	18,900,000	20,244,660
4.05% 11/21/39	21,570,000	24,788,430
Cigna
•1.02% (LIBOR03M + 0.89%) 7/15/23	4,720,000	4,777,768
2.40% 3/15/30	3,625,000	3,685,139
3.20% 3/15/40	3,440,000	3,542,503
CVS Health
3.75% 4/1/30	4,145,000	4,604,900
4.30% 3/25/28	7,900,000	9,011,175
4.78% 3/25/38	14,703,000	18,027,968
5.05% 3/25/48	3,775,000	4,859,188
Takeda Pharmaceutical
2.05% 3/31/30	6,495,000	6,393,126
3.03% 7/9/40	4,945,000	5,020,668
3.18% 7/9/50	17,455,000	17,688,500
4.40% 11/26/23	10,240,000	11,034,589
Viatris
1.65% 6/22/25	1,855,000	1,873,562
2.30% 6/22/27	1,705,000	1,740,941
2.70% 6/22/30	6,075,000	6,141,213
4.00% 6/22/50	10,735,000	11,409,825
		154,844,155
Pipelines–2.59%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	7,625,000	8,624,036
μEnergy Transfer 6.50% 9/23/32	12,095,000	12,595,370
Energy Transfer Operating
5.25% 4/15/29	5,040,000	5,907,738
6.25% 4/15/49	14,545,000	19,112,281
Enterprise Products Operating
3.20% 2/15/52	11,315,000	10,949,268
3.30% 2/15/53	19,037,000	18,565,691
Galaxy Pipeline Assets Bidco 2.63% 3/31/36	9,280,000	9,135,933
Kinder Morgan 3.60% 2/15/51	6,250,000	6,316,541
MPLX
1.75% 3/1/26	3,710,000	3,732,845
4.00% 3/15/28	2,835,000	3,130,648
4.13% 3/1/27	13,170,000	14,705,186
4.70% 4/15/48	3,590,000	4,144,910
5.50% 2/15/49	12,350,000	15,654,684
Oleoducto Central 4.00% 7/14/27	7,321,000	7,540,630
ONEOK 7.50% 9/1/23	8,950,000	9,959,767
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Sabine Pass Liquefaction
5.63% 3/1/25	8,760,000	$ 9,942,126
5.75% 5/15/24	13,266,000	14,774,462
Tennessee Gas Pipeline 2.90% 3/1/30	23,537,000	24,340,140
		199,132,256
Real Estate Investment Trusts–0.50%
American Tower 1.88% 10/15/30	17,495,000	16,801,550
CIBANCO SA Institucion de Banca Multiple Trust 4.38% 7/22/31	4,215,000	4,092,765
Crown Castle International
3.80% 2/15/28	1,695,000	1,863,953
4.30% 2/15/29	13,740,000	15,592,841
		38,351,109
Retail–0.27%
Lowe's Companies
3.00% 10/15/50	18,267,000	17,812,680
4.05% 5/3/47	2,250,000	2,583,155
		20,395,835
Semiconductors–1.06%
Broadcom
3.14% 11/15/35	2,883,000	2,873,936
3.42% 4/15/33	9,507,000	9,841,377
3.47% 4/15/34	18,997,000	19,561,913
Microchip Technology 4.33% 6/1/23	7,095,000	7,498,816
NXP
3.25% 5/11/41	8,930,000	9,223,113
4.88% 3/1/24	17,490,000	19,076,764
5.55% 12/1/28	2,145,000	2,602,000
SK Hynix
1.50% 1/19/26	3,637,000	3,590,010
2.38% 1/19/31	7,615,000	7,391,279
		81,659,208
Software–0.18%
Broadridge Financial Solutions 2.60% 5/1/31	13,468,000	13,670,743
		13,670,743
Telecommunications–2.42%
AT&T
3.10% 2/1/43	7,441,000	7,134,033
3.50% 6/1/41	13,124,000	13,474,800
3.50% 9/15/53	13,495,000	13,356,271
Sprint Spectrum 4.74% 3/20/25	4,112,500	4,392,150
T-Mobile USA
2.55% 2/15/31	7,125,000	7,150,391

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA (continued)
3.00% 2/15/41	14,735,000	$ 14,256,586
3.40% 10/15/52	15,365,000	14,985,348
3.50% 4/15/25	4,490,000	4,837,110
3.75% 4/15/27	8,750,000	9,639,794
Verizon Communications
2.10% 3/22/28	2,815,000	2,857,478
2.55% 3/21/31	5,500,000	5,567,597
3.40% 3/22/41	4,740,000	4,950,182
3.55% 3/22/51	5,130,000	5,410,082
4.50% 8/10/33	30,790,000	36,661,916
4.52% 9/15/48	8,005,000	9,822,976
Vodafone Group
4.25% 9/17/50	3,475,000	4,004,615
4.88% 6/19/49	22,435,000	27,972,964
		186,474,293
Trucking & Leasing–0.05%
DAE Funding 1.55% 8/1/24	4,100,000	4,062,526
		4,062,526
Total Corporate Bonds (Cost $2,314,772,456)		2,404,815,435
LOAN AGREEMENT–0.16%
•Applied Systems 6.25% (LIBOR03M + 5.50%) 9/19/25	12,000,000	12,143,520
Total Loan Agreement (Cost $12,000,000)		12,143,520
MUNICIPAL BONDS–0.30%
Los Angeles, California Department of Water & Power System Revenue Taxable Build America Bonds 6.57% 7/1/45	6,965,000	11,253,301
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds 6.81% 11/15/40	1,725,000	2,517,898
South Carolina Public Service Authority Series D 4.77% 12/1/45	1,368,000	1,767,280
State of Oregon 5.89% 6/1/27	1,485,000	1,777,622
University of Missouri (Curators University) Taxable Build America Bonds 5.79% 11/1/41	4,070,000	5,909,189
Total Municipal Bonds (Cost $15,779,795)		23,225,290
NON-AGENCY ASSET-BACKED SECURITIES–3.11%
American Tower Trust Series 13 2A 3.07% 3/15/48	5,831,000	5,842,042
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Apex Credit CLO Series 2018-1A A2 1.16% (LIBOR03M + 1.03%) 4/25/31	7,000,000	$ 6,961,332
•Black Diamond CLO Series 2017-2A A2 1.43% (LIBOR03M + 1.30%) 1/20/32	3,000,000	2,995,347
•Catamaran CLO Series 2014-1A A1BR 1.53% (LIBOR03M + 1.39%) 4/22/30	11,150,000	11,103,538
φCiticorp Residential Mortgage Trust Series 2006-3 A5 4.92% 11/25/36	2,403,312	2,454,402
•CVP CLO Series 2017-2A A 1.32% (LIBOR03M + 1.19%) 1/20/31	6,300,000	6,300,088
DataBank Issuer Series 2021-1A A2 2.06% 2/27/51	8,500,000	8,347,003
Diamond Infrastructure Funding Series 2021-1A A 1.76% 4/15/49	26,305,000	25,936,349
Dominos Pizza 2.66% 4/25/51	43,890,000	45,137,178
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	1,420,000	1,407,817
Ford Credit Floorplan Master Owner Trust Series 2020-2 A 1.06% 9/15/27	5,372,000	5,359,927
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	2,230,000	2,230,331
Hardee's Funding Series 2018-1A A2II 4.96% 6/20/48	2,667,500	2,833,613
Hyundai Auto Receivables Trust Series 2020-C A2 0.26% 9/15/23	4,516,987	4,517,915
•ICG US CLO Series 2014-1A A1A2 1.29% (LIBOR03M + 1.20%) 10/20/34	4,000,000	4,001,636
JPMorgan Chase Bank Series 2021-3 B 0.76% 2/26/29	6,693,035	6,689,340
•Marathon CLO XIII Series 2019-1A AANR 1.45% (LIBOR03M + 1.32%) 4/15/32	3,250,000	3,250,592
•Mariner CLO Series 2018-5A A 1.24% (LIBOR03M + 1.11%) 4/25/31	4,000,000	4,000,100
Mercedes-Benz Master Owner Trust Series 2019-BA A 2.61% 5/15/24	2,900,000	2,943,531

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Midocean Credit CLO Series 2018-9A A1 1.28% (LIBOR03M + 1.15%) 7/20/31	7,000,000	$ 7,000,763
•Oaktree CLO Series 2019-2A A1AR 1.25% (LIBOR03M + 1.12%) 4/15/31	5,582,715	5,583,078
•Octagon Investment Partners 51 Series 2021-1A A 1.26% (LIBOR03M + 1.15%) 7/20/34	11,000,000	11,019,800
PFS Financing
Series 2020-G A 0.97% 2/15/26	7,000,000	7,040,833
Series 2021-A A 0.71% 4/15/26	9,200,000	9,180,252
•Steele Creek CLO Series 2017-1A A 1.38% (LIBOR03M + 1.25%) 10/15/30	5,500,000	5,488,609
Tesla Auto Lease Trust Series 2021-A A2 0.36% 3/20/25	1,942,576	1,943,703
•TICP CLO IX Series 2017-9A A 1.27% (LIBOR03M + 1.14%) 1/20/31	9,600,000	9,616,877
•Towd Point Mortgage Trust
Series 2015-6 A1B 2.75% 4/25/55	253,797	254,351
Series 2016-1 A1B 2.75% 2/25/55	33,064	33,050
Series 2016-2 A1 3.00% 8/25/55	330,698	332,552
Series 2016-3 A1 2.25% 4/25/56	263,656	264,261
Series 2017-1 A1 2.75% 10/25/56	603,860	612,013
Series 2017-2 A1 2.75% 4/25/57	318,745	322,593
Series 2018-1 A1 3.00% 1/25/58	1,575,362	1,607,482
•Venture 34 CLO Series 2018-34A A 1.36% (LIBOR03M + 1.23%) 10/15/31	7,500,000	7,500,172
•Venture 42 CLO Series 2021-42A A1A 1.31% (LIBOR03M + 1.13%) 4/15/34	15,000,000	15,006,915
Volkswagen Auto Lease Trust Series 2020-A A4 0.45% 7/21/25	2,250,000	2,251,806
•Zais Series 2021-17A A1A 1.00% (LIBOR03M + 1.33%) 10/20/33	2,000,000	2,000,204
Total Non-Agency Asset-Backed Securities (Cost $238,538,622)		239,371,395
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.58%
•Agate Bay Mortgage Trust
Series 2015-1 B1 3.75% 1/25/45	1,619,610	$ 1,625,674
Series 2015-1 B2 3.75% 1/25/45	915,181	918,078
•Connecticut Avenue Securities Trust
Series 2018-R07 1M2 2.49% (LIBOR01M + 2.40%) 4/25/31	1,155,855	1,160,189
Series 2019-R01 2M2 2.54% (LIBOR01M + 2.45%) 7/25/31	1,042,571	1,049,220
Series 2019-R02 1M2 2.39% (LIBOR01M + 2.30%) 8/25/31	1,134,866	1,142,185
•Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 2.94% (LIBOR01M + 2.85%) 11/25/29	2,115,376	2,171,087
Series 2018-C02 2M2 2.29% (LIBOR01M + 2.20%) 8/25/30	2,233,023	2,260,299
Series 2018-C03 1M2 2.24% (LIBOR01M + 2.15%) 10/25/30	3,681,735	3,728,930
Series 2018-C05 1M2 2.44% (LIBOR01M + 2.35%) 1/25/31	2,541,848	2,580,514
•Freddie Mac STACR REMIC Trust
2.30% (SOFR30A + 2.25%) 8/25/33	37,000,000	37,464,812
Series 2019-HQA4 M2 2.14% (LIBOR01M + 2.05%) 11/25/49	1,537,015	1,540,889
Series 2020-DNA2 M2 1.94% (LIBOR01M + 1.85%) 2/25/50	2,923,310	2,946,467
Series 2020-HQA2 M2 3.19% (LIBOR01M + 3.10%) 3/25/50	3,284,246	3,334,750
Series 2021-DNA1 M2 1.85% (SOFR30A + 1.80%) 1/25/51	37,000,000	37,080,571
Series 2021-DNA3 M2 2.15% (SOFR30A + 2.10%) 10/25/33	12,900,000	13,168,346
Series 2021-DNA5 M2 1.70% (SOFR30A + 1.65%) 1/25/34	16,700,000	16,815,070
Series 2021-HQA2 M2 2.10% (SOFR30A + 2.05%) 12/25/33	25,500,000	25,737,650

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA3 M2 2.59% (LIBOR01M + 2.50%) 3/25/30	1,985,000	$ 2,031,547
Series 2017-HQA2 M2AS 1.14% (LIBOR01M + 1.05%) 12/25/29	2,413,998	2,417,393
Series 2018-HQA1 M2 2.39% (LIBOR01M + 2.30%) 9/25/30	3,914,377	3,965,157
•GS Mortgage-Backed Securities Trust
Series 2021-PJ7 A2 2.50% 1/25/52	12,640,848	12,758,488
Series 2021-PJ8 A2 2.50% 1/25/52	17,784,393	17,952,392
Series 2021-PJ9 A2 2.50% 2/26/52	20,000,000	20,308,456
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.42% 6/25/29	839,844	877,864
Series 2014-2 B2 3.42% 6/25/29	312,901	324,223
Series 2015-1 B2 2.10% 12/25/44	2,967,770	3,004,826
Series 2015-4 B1 3.58% 6/25/45	2,109,430	2,180,133
Series 2015-4 B2 3.58% 6/25/45	1,510,672	1,554,084
Series 2015-5 B2 2.44% 5/25/45	2,616,484	2,656,170
Series 2015-6 B1 3.53% 10/25/45	1,642,155	1,689,468
Series 2015-6 B2 3.53% 10/25/45	1,391,367	1,426,104
Series 2015-6 B3 3.53% 10/25/45	2,504,416	2,557,767
Series 2016-4 B1 3.82% 10/25/46	1,320,228	1,359,929
Series 2016-4 B2 3.82% 10/25/46	2,415,548	2,480,100
Series 2017-1 B3 3.48% 1/25/47	4,480,716	4,581,582
Series 2017-2 A3 3.50% 5/25/47	521,844	530,623
Series 2020-2 A3 3.50% 7/25/50	914,408	932,935
Series 2020-7 A3 3.00% 1/25/51	3,295,573	3,344,827
Series 2021-1 A3 2.50% 6/25/51	4,603,592	4,663,655
Series 2021-10 A3 2.50% 12/25/51	8,389,761	8,488,734
Series 2021-11 A3 2.50% 1/25/52	14,865,332	15,040,697
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2021-12 A3 2.50% 2/25/52	20,000,000	$ 20,185,938
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	6,026,059	6,085,849
Series 2021-1 A2 2.50% 3/25/51	4,189,458	4,240,190
Series 2021-4 A3 2.50% 7/25/51	4,091,157	4,134,306
Series 2021-5 A3 2.50% 8/25/51	13,334,322	13,466,624
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	1,217,511	1,263,395
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	4,424,945	4,471,615
Series 2021-4 A1 2.50% 9/25/51	20,000,000	20,148,438
•Sequoia Mortgage Trust
Series 2013-4 B2 3.47% 4/25/43	707,464	717,063
Series 2015-1 B2 3.92% 1/25/45	1,074,280	1,077,377
Series 2019-CH1 A1 4.50% 3/25/49	272,312	274,120
Series 2020-4 A2 2.50% 11/25/50	3,737,854	3,806,752
•Wells Fargo Commercial Mortgage Trust Series 2020-1 A1 3.00% 12/25/49	1,158,566	1,183,341
Total Non-Agency Collateralized Mortgage Obligations (Cost $351,306,256)		352,906,893
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–9.73%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	4,486,482	4,897,342
•Series 2017-BNK5 B 3.90% 6/15/60	4,085,000	4,426,640
Series 2017-BNK7 A5 3.44% 9/15/60	21,805,000	23,876,196
Series 2019-BN20 A3 3.01% 9/15/62	6,159,000	6,613,927
Series 2019-BN21 A5 2.85% 10/17/52	12,550,000	13,330,705
Series 2020-BN25 A5 2.65% 1/15/63	40,000,000	41,891,684
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	33,000,000	32,972,600
Benchmark Mortgage Trust
2.58% 4/15/54	14,130,000	14,683,112

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
•Series 2018-B1 A5 3.67% 1/15/51	1,220,000	$ 1,356,192
Series 2020-B17 A5 2.29% 3/15/53	21,500,000	21,884,730
Series 2020-B20 A5 2.03% 10/15/53	22,100,000	21,998,935
Series 2020-B21 A5 1.98% 12/17/53	13,290,000	13,153,643
Series 2020-B22 A5 1.97% 1/15/54	24,350,000	24,078,982
Series 2021-B24 A5 2.58% 3/15/54	6,634,000	6,897,681
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	16,282,000	18,215,103
Series 2019-CF2 A5 2.87% 11/15/52	5,950,000	6,281,385
Series 2019-CF3 A4 3.01% 1/15/53	13,150,000	13,974,669
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	10,185,000	10,795,298
•Series 2017-CD6 B 3.91% 11/13/50	2,760,000	2,925,789
Series 2019-CD8 A4 2.91% 8/15/57	16,075,000	17,060,904
CFCRE Commercial Mortgage Trust
•Series 2011-C2 C 5.89% 12/15/47	4,875,000	4,868,177
Series 2016-C7 A3 3.84% 12/10/54	7,090,000	7,814,280
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	4,991,000	5,366,441
Series 2015-GC27 A5 3.14% 2/10/48	7,120,000	7,558,185
Series 2016-P3 A4 3.33% 4/15/49	7,897,000	8,507,322
Series 2017-C4 A4 3.47% 10/12/50	18,940,000	20,755,391
Series 2019-C7 A4 3.10% 12/15/72	11,904,000	12,847,815
Series 2020-555 A 2.65% 12/10/41	5,300,000	5,491,183
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	6,875,000	7,029,424
Series 2013-WWP A2 3.42% 3/10/31	2,235,000	2,311,687
Series 2014-CR19 A5 3.80% 8/10/47	3,947,000	4,246,420
Series 2014-CR20 AM 3.94% 11/10/47	11,135,000	11,863,373
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2015-3BP A 3.18% 2/10/35	22,346,000	$ 23,603,805
Series 2015-CR23 A4 3.50% 5/10/48	3,327,000	3,593,116
♦Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.76% 2/10/49	8,148,000	8,935,582
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	4,585,000	4,905,796
Series 2020-C9 A5 1.93% 8/15/53	11,250,000	11,127,648
Series 2020-C9 B 2.57% 8/15/53	3,250,000	3,243,770
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	7,800,000	7,951,942
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	5,118,000	5,581,808
Series 2017-GS6 A3 3.43% 5/10/50	14,900,000	16,295,674
•Series 2018-GS9 A4 3.99% 3/10/51	3,480,000	3,926,473
•Series 2018-GS9 B 4.32% 3/10/51	2,875,000	3,200,569
Series 2019-GC39 A4 3.57% 5/10/52	2,200,000	2,445,103
Series 2019-GC42 A4 3.00% 9/1/52	20,000,000	21,469,724
Series 2020-GC47 A5 2.38% 5/12/53	14,250,000	14,603,287
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	13,045,861	14,139,403
Series 2015-C33 A4 3.77% 12/15/48	18,043,000	19,824,467
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	11,776,000	12,516,806
Series 2016-C4 A3 3.14% 12/15/49	7,150,000	7,721,394
Series 2017-C7 A5 3.41% 10/15/50	4,220,000	4,638,888
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	8,529,000	8,673,059
Series 2015-JP1 A5 3.91% 1/15/49	8,627,000	9,513,589
Series 2016-JP2 A4 2.82% 8/15/49	10,654,000	11,277,895
Series 2016-WIKI A 2.80% 10/5/31	4,525,000	4,525,494

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2016-WIKI B 3.20% 10/5/31	4,395,000	$ 4,392,851
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	1,488,981	521,144
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	4,533,000	4,849,999
Series 2015-C23 A4 3.72% 7/15/50	17,967,000	19,455,695
Series 2015-C26 A5 3.53% 10/15/48	5,698,000	6,187,003
Series 2016-C29 A4 3.33% 5/15/49	4,910,000	5,253,594
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.45% 11/12/41	563,540	544,261
Series 2019-L3 A4 3.13% 11/15/52	6,400,000	6,902,992
UBS Commercial Mortgage Trust Series 2012-C1 A3 3.40% 5/10/45	3,937,486	3,943,761
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% 3/10/46	3,300,000	3,330,306
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	5,756,058	6,160,706
Series 2015-NXS3 A4 3.62% 9/15/57	3,185,000	3,465,166
Series 2016-BNK1 A3 2.65% 8/15/49	7,895,000	8,301,422
Series 2017-C38 A5 3.45% 7/15/50	5,730,000	6,283,783
Series 2019-C54 A4 3.15% 12/15/52	28,403,000	30,718,001
Series 2020-C58 A4 2.09% 7/15/53	3,275,000	3,272,126
WF -RBS Commercial Mortgage Trust Series 2012-C10 A3 2.88% 12/15/45	11,490,000	11,713,941
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $740,713,481)		748,987,258
ΔREGIONAL BOND–0.82%
Canada—0.82%
Province of Alberta Canada 1.88% 11/13/24	61,220,000	63,460,416
		63,460,416
Total Regional Bond (Cost $61,120,558)		63,460,416
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–0.14%
Bermuda—0.05%
Bermuda Government International Bond 2.38% 8/20/30	4,000,000	$ 3,960,000
		3,960,000
Panama—0.09%
Panama Government International Bond 3.75% 3/16/25	6,011,000	6,451,005
		6,451,005
Total Sovereign Bonds (Cost $10,421,030)		10,411,005
SUPRANATIONAL BANKS–0.54%
Banque Ouest Africaine de Developpement
4.70% 10/22/31	7,075,000	7,768,775
5.00% 7/27/27	2,903,000	3,251,215
Central American Bank for Economic Integration 2.00% 5/6/25	30,000,000	30,821,255
Total Supranational Banks (Cost $39,935,540)		41,841,245
U.S. TREASURY OBLIGATIONS–24.31%
U.S. Treasury Bonds
1.75% 8/15/41	54,585,000	52,179,848
2.00% 8/15/51	15,515,000	15,241,063
2.25% 8/15/46	121,760,000	125,750,494
4.38% 2/15/38	25,550,000	34,972,560
U.S. Treasury Notes
0.13% 7/31/23	204,665,000	204,225,290
0.38% 9/15/24	258,035,000	256,926,255
0.88% 6/30/26	132,155,000	131,690,393
0.88% 9/30/26	386,005,000	383,924,194
1.13% 8/31/28	49,345,000	48,759,028
1.25% 6/30/28	244,225,000	243,709,837
1.25% 8/15/31	230,530,000	224,946,852
1.63% 9/30/26	85,565,000	88,225,537
^U.S. Treasury Strip Principal 0.00% 5/15/44	97,675,000	60,687,209
Total U.S. Treasury Obligations (Cost $1,875,361,718)		1,871,238,560

	Number of Shares
MONEY MARKET FUND–0.40%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	31,138,854	31,138,854
Total Money Market Fund (Cost $31,138,854)		31,138,854

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS—2.75%
Discounted Commercial Paper–2.75%
≠ ANZ Banking Group
0.12% 1/25/22	10,000,000	$ 9,997,140
≠Abn Amro Funding
0.08% 10/13/21	2,300,000	2,299,939
0.10% 10/5/21	5,000,000	4,999,944
≠Alianz Finance
0.10% 10/13/21	10,000,000	9,999,667
0.10% 10/22/21	10,000,000	9,999,417
0.10% 11/2/21	15,000,000	14,998,667
0.10% 11/15/21	10,000,000	9,998,750
0.10% 11/18/21	10,000,000	9,998,667
≠Bayerische Landesbank
0.06% 10/6/21	1,875,000	1,874,986
0.07% 10/6/21	1,800,000	1,799,983
0.11% 10/6/21	10,000,000	9,999,847
≠BPCE
0.10% 11/22/21	10,000,000	9,998,556
≠Commonwealth Bank of Australia
0.11% 1/14/22	2,050,000	2,049,577
≠Corpoerative Centrale
0.10% 11/10/21	3,800,000	3,799,578
≠HSBC BANK
0.10% 11/24/21	1,200,000	1,199,820
≠J.P. Morgan Securities
0.11% 12/6/21	2,000,000	1,999,646
≠Lloyds Bank
0.05% 10/4/21	7,000,000	6,999,971
≠Lloyds Bank Corporate
0.10% 10/1/21	4,000,000	4,000,000
0.10% 11/4/21	5,000,000	4,999,528
≠National Bank of Canada
0.15% 4/19/22	9,000,000	8,992,111
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
≠Natixis
0.10% 11/1/21	5,000,000	$ 4,999,569
0.11% 12/16/21	5,250,000	5,248,978
≠Nordea Bank
0.08% 10/12/21	4,300,000	4,299,895
0.10% 11/19/21	1,115,000	1,114,848
≠Province of Alberta
0.10% 10/21/21	2,655,000	2,654,852
≠Schwab Charles
0.08% 10/12/21	1,750,000	1,749,957
≠Skandinaviska Enskilda Banken
0.10% 10/20/21	10,000,000	9,999,472
0.10% 12/22/21	10,000,000	9,997,810
≠Societe Generale
0.10% 10/21/21	1,700,000	1,699,906
0.11% 1/6/22	4,000,000	3,998,878
0.12% 12/16/21	5,000,000	4,999,027
≠Svenska Handelsbanken
0.10% 11/5/21	1,570,000	1,569,847
≠Swedbank
0.10% 11/2/21	10,000,000	9,999,111
0.10% 12/16/21	3,000,000	2,999,576
0.11% 10/25/21	1,100,000	1,099,923
0.11% 12/3/21	10,000,000	9,998,916
≠Toronto-Dominion Bank
0.11% 12/8/21	1,500,000	1,499,753
≠Westpac Securities
0.08% 10/13/21	3,820,000	3,819,898
Total Short-Term Investments (Cost $211,753,511)		211,756,010

TOTAL INVESTMENTS–102.07% (Cost $7,728,768,543)	7,857,841,246

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.07%)	(159,355,311)
NET ASSETS APPLICABLE TO 549,790,896 SHARES OUTSTANDING–100.00%	$7,698,485,935

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2021.
Δ Securities have been classified by country of origin.
LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund
Schedule of Investments (continued)
^ Zero coupon security. The rate shown is the yield at the time of purchase.
≠ The rate shown is the effective yield at the time of purchase.

The following futures contracts were outstanding at September 30, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(620)	U.S. Treasury 10 yr Ultra Notes	$(90,055,000)	$(91,826,399)	12/21/21	$1,771,399	$—
481	U.S. Treasury 2 yr Notes	105,846,305	105,907,867	12/31/21	—	(61,562)
55	U.S. Treasury Long Bonds	8,757,031	8,931,177	12/21/21	—	(174,146)
Total Futures Contracts					$1,771,399	$(235,708)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
BB–Barclays Bank
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LB–Lehman Brothers
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
RBS–Royal Bank of Scotland
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR30A–Secured Overnight Financing Rate 30 Days Average
TBA–To be announced
WF–Wells Fargo
yr–Year
See accompanying notes.
LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$12,560,183	$—	$12,560,183
Agency Commercial Mortgage-Backed Securities	—	15,823,280	—	15,823,280
Agency Mortgage-Backed Securities	—	1,818,161,902	—	1,818,161,902
Corporate Bonds	—	2,404,815,435	—	2,404,815,435
Loan Agreement	—	12,143,520	—	12,143,520
Municipal Bonds	—	23,225,290	—	23,225,290
Non-Agency Asset-Backed Securities	—	239,371,395	—	239,371,395
Non-Agency Collateralized Mortgage Obligations	—	352,906,893	—	352,906,893
Non-Agency Commercial Mortgage-Backed Securities	—	748,987,258	—	748,987,258
Regional Bond	—	63,460,416	—	63,460,416
Sovereign Bonds	—	10,411,005	—	10,411,005
Supranational Banks	—	41,841,245	—	41,841,245
U.S. Treasury Obligations	—	1,871,238,560	—	1,871,238,560
Money Market Fund	31,138,854	—	—	31,138,854
Short-Term Investment	—	211,756,010	—	211,756,010
Total Investments	$31,138,854	$7,826,702,392	$—	$7,857,841,246
Derivatives:

Assets:
Futures Contract	$1,771,399	$—	$—	$1,771,399
Liabilities:
Futures Contracts	$(235,708)	$—	$—	$(235,708)
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Bond Fund–15